Comprehensive Income And Accumulated Other Comprehensive Loss (Schedule Of Comprehensive Income (Loss)) (Details) (USD $) In Millions	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Net income	$ 309	$ 131	[1]	$ 173	[1]	$ 190	[1]	$ 125	[1]	$ 121	[2]	$ 135	[2]	$ 123	[2]	$ 117	[2]	$ 315	$ 619	$ 496	$ 446
Foreign currency translation adjustments	7																	(1)		12	(20)
Deferred taxes	(3)																	(1)		(3)	8
Foreign currency translation adjustments, net of tax	4																	(2)		9	(12)
Reclassification of realized loss on settled derivative instruments to net income																		1	1		2
Deferred taxes																					(1)
Reclassification of realized loss on settled derivative instruments to net income, net of tax																		1	1		1
Pension liability adjustment																		7	12	(3)	(14)
Deferred taxes																		(2)	(3)	1	4
Pension liability adjustment, net of tax																		5	9	(2)	(10)
Total other comprehensive income (loss), net of tax	4																	4	10	7	(21)
Comprehensive income	$ 313																	$ 319	$ 629	$ 503	$ 425

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.
[2]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.